Provisions (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Provisions
Current provisions	€ 62,219	€ 45,165
Non-current provisions	19,585	16,063
Other personnel expenses
Provisions
Current provisions	31,317	41,490
Non-current provisions	1,315	2,164
Pensions
Provisions
Current provisions	1,572	2,184
Non-current provisions	10,223	11,985
Other provisions
Provisions
Current provisions	9,858	1,491
Non-current provisions	2,918	€ 1,913
Reorganization
Provisions
Current provisions	19,473
Non-current provisions	€ 5,128